Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 58,768
Accumulated depreciation	(1,982)
Property and equipment, net	56,786
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,646
Drones [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,122